Fair Value (FY)	12 Months Ended
Dec. 31, 2019
Fair Value [Abstract]
Fair Value
Note 7 – Fair Value

The Company used the following methods and significant assumptions to estimate fair value:

The fair values of securities available-for-sale are determined by obtaining quoted prices on nationally recognized securities exchanges (Level 1 inputs) or matrix pricing, which is a mathematical technique to value debt securities without relying exclusively on quoted prices for the specific securities, but rather by relying on the securities' relationship to other benchmark quoted securities (Level 2 inputs).

The fair value of impaired loans that are collateral dependent is generally based upon the fair value of the collateral, which is obtained from recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value. Impaired loans are evaluated on a quarterly basis for additional impairment and adjusted accordingly.

Assets acquired through or by transfer in lieu of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. These assets are subsequently accounted for at the lower of cost or fair value less estimated costs to sell. Fair value is commonly based on recent real estate appraisals which are updated every nine months. These appraisals may utilize a single valuation approach or a combination of approaches, including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value. Real estate owned properties are evaluated on a quarterly basis for additional impairment and adjusted accordingly.

Appraisals for collateral-dependent impaired loans are performed by certified general appraisers (for commercial properties) or certified residential appraisers (for residential properties) whose qualifications and licenses have been reviewed and verified by the Company. Once received, an independent third-party licensed appraiser reviews the appraisals for accuracy and reasonableness, reviewing the assumptions and approaches utilized in the appraisal as well as the overall resulting fair value in comparison with independent data sources such as recent market data or industry-wide statistics.

Assets Measured on a Recurring Basis

Assets measured at fair value on a recurring basis are summarized below:

	Fair Value Measurement
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(In thousands)
At December 31, 2019:
Securities available-for-sale – federal agency mortgage-backed	$-	$7,956	$-	$7,956
Securities available-for-sale – federal agency debt	-	3,050	-	3,050
At December 31, 2018:
Securities available-for-sale – federal agency mortgage-backed	$-	$9,508	$-	$9,508
Securities available-for-sale – federal agency debt	1,979	3,235		5,214

There were no transfers between Level 1, Level 2, or Level 3 during the years ended December 31, 2019 and 2018.

Assets Measured on a Non-Recurring Basis

Assets are considered to be reflected at fair value on a non-recurring basis if the fair value measurement of the instrument does not necessarily result in a change in the amount recorded on the statement of condition. Generally, a non-recurring valuation is the result of the application of other accounting pronouncements that require assets to be assessed for impairment or recorded at the lower of cost or fair value.

The following table provides information regarding the carrying values of our assets measured at fair value on a non-recurring basis as of the periods indicated. The fair value measurement for all these assets falls within Level 3 of the fair value hierarchy.

	December 31, 2019	December 31, 2018
	(In thousands)
Impaired loans carried at fair value of collateral	$130	$591
Real estate owned	-	833

The following table provides information regarding losses recognized on assets measured at fair value on a non-recurring basis for the years ended December 31, 2019 and 2018.

	For the year ended December 31,
	2019	2018
	(In thousands)
Impaired loans carried at fair value of collateral	$-	$-
Real estate owned	-	45
Total	$-	$45

Fair Values of Financial Instruments

The carrying amounts and estimated fair values of financial instruments as of the periods indicated were as follows:

	Carrying Value	Fair Value Measurements at December 31, 2019
		Level 1	Level 2	Level 3	Total
	(In thousands)
Financial Assets:
Cash and cash equivalents	$15,566	$15,566	$-	$-	$15,566
Securities available-for-sale	11,006	-	11,006	-	11,006
Loans receivable held for investment (1)	397,847	-	-	404,923	404,923
Accrued interest receivable	1,223	69	22	1,132	1,223
Financial Liabilities:
Deposits	$297,724	$-	$289,629	$-	$289,629
Federal Home Loan Bank advances	84,000	-	84,997	-	84,997
Junior subordinated debentures	4,335	-	-	3,734	3,734
Accrued interest payable	384	-	377	7	384

	Carrying Value	Fair Value Measurements at December 31, 2018
		Level 1	Level 2	Level 3	Total
	(In thousands)
Financial Assets:
Cash and cash equivalents	$16,651	$16,651	$-	$-	$16,651
Securities available-for-sale	14,722	1,979	12,743	-	14,722
Loans receivable held for sale	6,231	-	6,270	-	6,270
Loans receivable held for investment	355,556	-	-	354,792	354,792
Accrued interest receivable	1,143	78	43	1,022	1,143
Financial Liabilities:
Deposits	$281,414	$-	$269,418	$-	$269,418
Federal Home Loan Bank advances	70,000	-	69,933	-	69,933
Junior subordinated debentures	5,100	-	-	4,481	4,481
Accrued interest payable	334	-	324	10	334

(1) The estimated value of loans held for investment at December 31, 2019 and 2018 reflect an exit price assumption.